Short-Term Borrowings - Schedule of Short-term borrowings from banks (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Subtotal – Bank Loans		¥ 52,108		¥ 22,109
Short-term borrowings from several third-party investors (the “Investors”)		4,935		9,595
Total		57,043	$ 8,157	31,704
Bank of China Co., Ltd. Xiamen Branch [Member]
Short-Term Debt [Line Items]
Subtotal – Bank Loans	[1]	20,000
Bank of China Co., Ltd. Huzhou Wuxing Branch [Member]
Short-Term Debt [Line Items]
Subtotal – Bank Loans	[2]	10,000
Industrial Bank Co., Ltd. Xiamen Branch [Member]
Short-Term Debt [Line Items]
Subtotal – Bank Loans	[3]	10,000		10,000
Agricultural Bank of China, Xiamen Software Park Sub-branch [Member]
Short-Term Debt [Line Items]
Subtotal – Bank Loans	[4]	10,000		10,000
China Construction Bank Corporation Limited Shanghai Jiading Sub-Branch [Member]
Short-Term Debt [Line Items]
Subtotal – Bank Loans	[4]	¥ 2,108		¥ 2,109

[1]	On August 12,2025 and September 9,2025, the Group entered into two one-year loan agreement with Bank of China Co., Ltd. Xiamen Branch including two loans of RMB10,000 each with an LPR interest rate of 3.0% and floating downward by 0.2%. Lianzhang Portal provided guarantees for these borrowings. All such loans remained outstanding as of December 31, 2025 and are expected to be repaid upon maturity.
[2]	On July 24,2025, the Group entered into an one-year loan agreement with Bank of China Co., Ltd. Huzhou Wuxing Branch of RMB10,000 with an LPR interest rate of 3.0% and floating downward by 0.4%. Lianzhang Portal provided guarantees for these borrowings. All such loans remained outstanding as of December 31, 2025 and are expected to be repaid upon maturity.
[3]

On June 21, 2024, the Group entered into two one-year loan agreements with Industrial Bank Co., Ltd Xiamen Branch for RMB3,000 each, bearing interest at the one-year LPR of 3.45% with an upward floating spread of 0.4%.

On September 14, 2024, the Group entered into a one-year loan agreement with the same bank for RMB4,000, bearing interest at the one-year LPR of 3.35% with an upward floating spread of 0.25%. These loans were fully repaid in June 2025.

On June 17, 2025, the Group entered into three new one-year loan agreements with the same bank, including one loan of RMB4,000 and two loans of RMB3,000 each, all bearing interest at the one-year LPR of 3.0%. The Company’s chairman, Mr. Zhang Andong, and his spouse, Ms. Zhang Hongling, provided personal guarantees for these borrowings.

All the above loans remained outstanding as of December 31, 2025, and are scheduled to be repaid upon maturity.

[4]	On August 30, 2023, the Group entered into a facility agreement with Agricultural Bank of China, Xiamen Software Branch, for a total amount of RMB10,000, with a validity period of ten years from August 30, 2023 to August 29, 2033. Under the facility, the term of each individual borrowing shall not exceed one year. The effective LPR interest rate was 3.45% and floating downward by 0.05%. The Group drew borrowings of RMB1,750, RMB3,200, and RMB5,050, respectively, from September 2nd to 4th, 2024. The spouse of the Company’s chairman, Ms. Zhang Hongling, provided personal guarantees for these borrowings. All such loans remained outstanding as of December 31, 2025 and are expected to be repaid upon maturity.